S000022081 [Member] Investment Objectives and Goals - Balanced Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: BALANCED FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Balanced Fund (the “Fund”) is to seek long-term growth and current income.